Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The financial statements of the Plan are prepared using the accrual method of accounting.
Investment Valuation
The Plan’s investments, except for the fully benefit-responsive investment contract, are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Refer to Note 7 for further discussion. The fully benefit-responsive investment contract is measured at contract value. Contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan. Refer to Note 6 for further discussion.
Purchases and sales of securities are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest and other income are recorded as earned on the accrual basis.
Costs incidental to the purchase and sale of securities, such as brokerage commissions and stock transfer taxes, as well as investment advisory fees, are charged to the investment fund to which they relate and are netted against dividend and interest income. Certain administrative costs and expenses incurred by the Plan are paid out of the Plan’s assets, and the Company pays the remainder.
Risks and Uncertainties
Management believes the Plan’s investments are well diversified and do not create a significant concentration of interest rate, market, or credit risk. However, due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ accounts and the amount reported in the Statements of Net Assets Available for Benefits. Participants assume all risk in connection with any decrease in the fair value of any securities in all the investment funds. Although the annual rates of return for the contracts held in the Contract Income Fund are guaranteed by major insurance companies and banks, the Company does not make any representations as to the financial capability of such companies or their ability to make payments under the contracts.
Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Benefit distributions are recorded when paid.
Subsequent Events
The Plan has evaluated subsequent events that have occurred through the date these financial statements were issued. Effective January 1, 2026, the former US employees of Curtis Instruments, Inc. became eligible to participate in the Plan. On January 24, 2026, investments of $89,642 were transferred from the Curtis Instruments, Inc. 401(k) Retirement Plan into the Plan. Additionally, the Plan assumed notes receivable from participants in the amount of $424. No subsequent events occurred that required adjustment to these financial statements.